Commitments and Contingencies (Details Narrative) (Sound Concepts Inc.)				11 Months Ended		12 Months Ended
	Nov. 30, 2018 USD ($) a	Sep. 26, 2016 USD ($)	Aug. 16, 2016 USD ($)	Nov. 30, 2018 USD ($) a Integer	Nov. 30, 2017 USD ($) Integer	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Integer	Dec. 31, 2016 USD ($) Integer
Rent expenses						$ 62,000	$ 52,000
Sound Concepts, Inc. [Member]
Rent expenses				$ 239,000	$ 235,000		$ 256,000	$ 239,000
Number of separate operating leases | Integer				2	2		2	2
Sound Concepts, Inc. [Member] | Xerox [Member]
Operating lease payments		$ 5,000
Operating lease term		5 years
Sound Concepts, Inc. [Member] | Amazon Software [Member]
Operating lease payments			$ 4,000
Operating lease term			3 years
Sound Concepts, Inc. [Member] | Lease Agreement One [Member]
Rentable area | a	12,534			12,534
Operating lease, extended term	5 years			5 years
Operating leases, extended term description	The Company extended the term of this lease for an additional five-year period from January 1, 2019 to December 31, 2023.
Operating leases, base rentals	$ 13,000
Operating leases, rental percentage	3.00%			3.00%
Sound Concepts, Inc. [Member] | Lease Agreement Two [Member]
Rentable area | a	10,000			10,000
Operating leases, extended term description	The lease term is from December 1, 2018 to December 31, 2013.
Operating leases, base rentals	$ 11,000
Operating leases, rental percentage	3.00%			3.00%